DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative notionals
Derivative Notionals

	Hedging instruments under ASC 815		Trading derivative instruments
In millions of dollars	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Interest rate contracts
Swaps	$267,035	$334,351	$21,873,538	$17,724,147
Futures and forwards	—	—	2,383,702	4,142,514
Written options	—	—	1,584,451	1,573,483
Purchased options	—	—	1,428,376	1,418,255
Total interest rate contracts	$267,035	$334,351	$27,270,067	$24,858,399
Foreign exchange contracts
Swaps	$47,298	$65,709	$6,288,193	$6,567,304
Futures, forwards and spot	50,926	37,080	4,316,242	3,945,391
Written options	—	47	664,942	907,338
Purchased options	—	53	651,958	900,626
Total foreign exchange contracts	$98,224	$102,889	$11,921,335	$12,320,659
Equity contracts
Swaps	$—	$—	$269,062	$274,098
Futures and forwards	—	—	71,363	67,025
Written options	—	—	492,433	441,003
Purchased options	—	—	398,129	328,202
Total equity contracts	$—	$—	$1,230,987	$1,110,328
Commodity and other contracts
Swaps	$—	$—	$91,962	$80,127
Futures and forwards	2,096	924	157,195	143,175
Written options	—	—	51,224	71,376
Purchased options	—	—	47,868	67,849
Total commodity and other contracts	$2,096	$924	$348,249	$362,527
Credit derivatives(1)
Protection sold	$—	$—	$572,486	$543,607
Protection purchased	—	—	645,996	612,770
Total credit derivatives	$—	$—	$1,218,482	$1,156,377
Total derivative notionals	$367,355	$438,164	$41,989,120	$39,808,290

(1)Credit derivatives are arrangements designed to allow one party (protection purchaser) to transfer the credit risk of a “reference asset” to another party (protection seller). These arrangements allow a protection seller to assume the credit risk associated with the reference asset without directly purchasing that asset. The Company enters into credit derivative positions for purposes such as risk management, yield enhancement, reduction of credit concentrations and diversification of overall risk.

Derivative mark-to-market (MTM) receivables/payables
Derivative Mark-to-Market (MTM) Receivables/Payables

In millions of dollars at December 31, 2021	Derivatives classified in Trading account assets/liabilities(1)(2)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities
Over-the-counter	$1,167	$6
Cleared	122	89
Interest rate contracts	$1,289	$95
Over-the-counter	$1,338	$1,472
Cleared	6	—
Foreign exchange contracts	$1,344	$1,472
Total derivatives instruments designated as ASC 815 hedges	$2,633	$1,567
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$152,524	$138,114
Cleared	11,579	11,821
Exchange traded	96	44
Interest rate contracts	$164,199	$149,979
Over-the-counter	$133,357	$133,548
Cleared	848	278
Foreign exchange contracts	$134,205	$133,826
Over-the-counter	$23,452	$28,352
Cleared	19	—
Exchange traded	21,781	21,332
Equity contracts	$45,252	$49,684
Over-the-counter	$29,279	$29,833
Exchange traded	1,065	1,546
Commodity and other contracts	$30,344	$31,379
Over-the-counter	$6,896	$6,959
Cleared	3,322	4,056
Credit derivatives	$10,218	$11,015
Total derivatives instruments not designated as ASC 815 hedges	$384,218	$375,883
Total derivatives	$386,851	$377,450
Less: Netting agreements(3)	$(292,628)	$(292,628)
Less: Netting cash collateral received/paid(4)	(24,447)	(29,306)
Net receivables/payables included on the Consolidated Balance Sheet(5)	$69,776	$55,516
Additional amounts subject to an enforceable master netting agreement, but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(907)	$(538)
Less: Non-cash collateral received/paid	(5,777)	(13,607)
Total net receivables/payables(5)	$63,092	$41,371

(1)The derivatives fair values are also presented in Note 24.
(2)Over-the-counter (OTC) derivatives are derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market, but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange-traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.
(3)Represents the netting of balances with the same counterparty under enforceable netting agreements. Approximately $259 billion, $14 billion and $20 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.
(4)Represents the netting of cash collateral paid and received by counterparties under enforceable credit support agreements. Substantially all netting of cash collateral received and paid is against OTC derivative assets and liabilities, respectively.
(5)The net receivables/payables include approximately $10 billion of derivative asset and $11 billion of derivative liability fair values not subject to enforceable master netting agreements, respectively.

In millions of dollars at December 31, 2020	Derivatives classified in Trading account assets/liabilities(1)(2)
Derivatives instruments designated as ASC 815 hedges	Assets	Liabilities
Over-the-counter	$1,781	$161
Cleared	74	319
Interest rate contracts	$1,855	$480
Over-the-counter	$2,037	$2,042
Foreign exchange contracts	$2,037	$2,042
Total derivatives instruments designated as ASC 815 hedges	$3,892	$2,522
Derivatives instruments not designated as ASC 815 hedges
Over-the-counter	$228,519	$209,330
Cleared	11,041	12,563
Exchange traded	46	38
Interest rate contracts	$239,606	$221,931
Over-the-counter	$153,791	$152,784
Cleared	842	1,239
Exchange traded	—	1
Foreign exchange contracts	$154,633	$154,024
Over-the-counter	$29,244	$41,036
Cleared	1	18
Exchange traded	21,274	22,515
Equity contracts	$50,519	$63,569
Over-the-counter	$13,659	$17,076
Exchange traded	879	1,017
Commodity and other contracts	$14,538	$18,093
Over-the-counter	$7,826	$7,951
Cleared	1,963	2,178
Credit derivatives	$9,789	$10,129
Total derivatives instruments not designated as ASC 815 hedges	$469,085	$467,746
Total derivatives	$472,977	$470,268
Less: Netting agreements(3)	$(364,879)	$(364,879)
Less: Netting cash collateral received/paid(4)	(31,137)	(37,432)
Net receivables/payables included on the Consolidated Balance Sheet(5)	$76,961	$67,957
Additional amounts subject to an enforceable master netting agreement, but not offset on the Consolidated Balance Sheet
Less: Cash collateral received/paid	$(1,567)	$(473)
Less: Non-cash collateral received/paid	(7,408)	(13,087)
Total net receivables/payables(5)	$67,986	$54,397

(1)The derivatives fair values are also presented in Note 24.
(2)Over-the-counter (OTC) derivatives are derivatives executed and settled bilaterally with counterparties without the use of an organized exchange or central clearing house. Cleared derivatives include derivatives executed bilaterally with a counterparty in the OTC market, but then novated to a central clearing house, whereby the central clearing house becomes the counterparty to both of the original counterparties. Exchange-traded derivatives include derivatives executed directly on an organized exchange that provides pre-trade price transparency.
(3)Represents the netting of balances with the same counterparty under enforceable netting agreements. Approximately $336 billion, $9 billion and $20 billion of the netting against trading account asset/liability balances is attributable to each of the OTC, cleared and exchange-traded derivatives, respectively.
(4)Represents the netting of cash collateral paid and received by counterparties under enforceable credit support agreements. Substantially all netting of cash collateral received and paid is against OTC derivative assets and liabilities, respectively.
(5)The net receivables/payables include approximately $6 billion of derivative asset and $8 billion of derivative liability fair values not subject to enforceable master netting agreements, respectively.

Schedule of gains (losses) on derivatives not designated in a qualifying hedging relationship recognized in Other revenue and gains (losses) on fair value hedges	The table below does not include any offsetting gains (losses) on the economically hedged items to the extent that such amounts are also recorded in Other revenue:

	Gains (losses) included in Other revenue
	Year ended December 31,
In millions of dollars	2021	2020	2019
Interest rate contracts	$(70)	$63	$57
Foreign exchange	(102)	(57)	(29)
Total	$(172)	$6	$28
The following table summarizes the gains (losses) on the Company’s fair value hedges:

	Gains (losses) on fair value hedges(1)
	Year ended December 31,
	2021		2020		2019
In millions of dollars	Other revenue	Net interest income	Other revenue	Net interest income	Other revenue	Net interest income
Gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges
Interest rate hedges	$—	$(5,425)	$—	$4,189	$—	$2,273
Foreign exchange hedges	(627)	—	1,442	—	337	—
Commodity hedges	(3,983)	—	(164)	—	(33)	—
Total gain (loss) on the hedging derivatives included in assessment of the effectiveness of fair value hedges	$(4,610)	$(5,425)	$1,278	$4,189	$304	$2,273
Gain (loss) on the hedged item in designated and qualifying fair value hedges
Interest rate hedges	$—	$5,043	$—	$(4,537)	$—	$(2,085)
Foreign exchange hedges	628	—	(1,442)	—	(337)	—
Commodity hedges	3,973	—	164	—	33	—
Total gain (loss) on the hedged item in designated and qualifying fair value hedges	$4,601	$5,043	$(1,278)	$(4,537)	$(304)	$(2,085)
Net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges
Interest rate hedges	$—	$(9)	$—	$(23)	$—	$3
Foreign exchange hedges(2)	79	—	(73)	—	(109)	—
Commodity hedges	5	—	131	—	41	—
Total net gain (loss) on the hedging derivatives excluded from assessment of the effectiveness of fair value hedges	$84	$(9)	$58	$(23)	$(68)	$3

(1)Gain (loss) amounts for interest rate risk hedges are included in Interest revenue/Interest expense. The accrued interest income on fair value hedges is recorded in Net interest income and is excluded from this table.
(2)Amounts relate to the premium associated with forward contracts (differential between spot and contractual forward rates) that are excluded from the assessment of hedge effectiveness and are generally reflected directly in earnings. Amounts related to cross-currency basis, which are recognized in AOCI, are not reflected in the table above. The amount of cross-currency basis included in AOCI was $2 million and $(23) million for the years ended December 31, 2021 and 2020, respectively.

Schedule of fair value hedging instruments, statements of financial performance and financial position	The table below presents the carrying amount of Citi’s hedged assets and liabilities under qualifying fair value hedges at December 31, 2021 and 2020, along with the cumulative hedge basis adjustments included in the carrying value of those hedged assets and liabilities, that would reverse through earnings in future periods.

In millions of dollars
Balance sheet line item in which hedged item is recorded	Carrying amount of hedged asset/ liability	Cumulative fair value hedging adjustment increasing (decreasing) the carrying amount
		Active	De-designated
As of December 31, 2021
Debt securities AFS(1)(3)	$62,733	$149	$212
Long-term debt	149,305	623	3,936
As of December 31, 2020
Debt securities AFS(2)(3)	$81,082	$28	$342
Long-term debt	169,026	5,554	4,989

(1)    These amounts include a cumulative basis adjustment of $24 million for active hedges and $(92) million for de-designated hedges as of December 31, 2021, related to certain prepayable financial assets previously designated as the hedged item in a fair value hedge using the last-of-layer approach. The Company designated approximately $6 billion as the hedged amount (from a closed portfolio of prepayable financial assets with a carrying value of $25 billion as of December 31, 2021) in a last-of-layer hedging relationship.
(2)    These amounts include a cumulative basis adjustment of $(18) million for active hedges and $62 million for de-designated hedges as of December 31, 2020, related to certain prepayable financial assets previously designated as the hedged item in a fair value hedge using the last-of-layer approach. The Company designated approximately $3 billion as the hedged amount (from a closed portfolio of prepayable financial assets with a carrying value of $19 billion as of December 31, 2020) in a last-of-layer hedging relationship.
(3)    Carrying amount represents the amortized cost.

Schedule of pretax change in accumulated other comprehensive income (loss) from cash flow hedges	The pretax change in AOCI from cash flow hedges is presented below:

In millions of dollars	2021		2020		2019
Amount of gain (loss) recognized in AOCI on derivatives
Interest rate contracts	$(847)		$2,670			$746
Foreign exchange contracts	(51)		(15)			(17)
Total gain (loss) recognized in AOCI	$(898)		$2,655			$729
	Other revenue	Net interest income	Other revenue	Net interest income	Other revenue	Net interest income
Amount of gain (loss) reclassified from AOCI to earnings(1)
Interest rate contracts	$—	$1,075	$—	$734	$—	$(384)
Foreign exchange contracts	(4)	—	(4)	—	(7)	—
Total gain (loss) reclassified from AOCI into earnings	$(4)	$1,075	$(4)	$734	$(7)	$(384)
Net pretax change in cash flow hedges included within AOCI		$(1,969)		$1,925		$1,120
(1)All amounts reclassified into earnings for interest rate contracts are included in Interest revenue/Interest expense (Net interest income). For all other hedges, the amounts reclassified to earnings are included primarily in Other revenue and Net interest income in the Consolidated Statement of Income.
Schedule of key characteristics of credit derivative portfolio
The following tables summarize the key characteristics of Citi’s credit derivatives portfolio by counterparty and derivative form:

	Fair values		Notionals
In millions of dollars at December 31, 2021	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry of counterparty
Banks	$2,375	$3,031	$108,415	$103,756
Broker-dealers	1,962	1,139	44,364	40,068
Non-financial	113	306	2,785	2,728
Insurance and other financial institutions	5,768	6,539	490,432	425,934
Total by industry of counterparty	$10,218	$11,015	$645,996	$572,486
By instrument
Credit default swaps and options	$9,923	$10,234	$628,136	$565,131
Total return swaps and other	295	781	17,860	7,355
Total by instrument	$10,218	$11,015	$645,996	$572,486
By rating of reference entity
Investment grade	$4,149	$4,258	$511,652	$448,944
Non-investment grade	6,069	6,757	134,344	123,542
Total by rating of reference entity	$10,218	$11,015	$645,996	$572,486
By maturity
Within 1 year	$878	$1,462	$133,866	$115,603
From 1 to 5 years	6,674	6,638	454,617	413,174
After 5 years	2,666	2,915	57,513	43,709
Total by maturity	$10,218	$11,015	$645,996	$572,486

(1)The fair value amount receivable is composed of $3,705 million under protection purchased and $6,513 million under protection sold.
(2)The fair value amount payable is composed of $7,354 million under protection purchased and $3,661 million under protection sold.

	Fair values		Notionals
In millions of dollars at December 31, 2020	Receivable(1)	Payable(2)	Protection purchased	Protection sold
By industry of counterparty
Banks	$2,902	$3,187	$117,685	$120,739
Broker-dealers	1,770	1,215	46,928	44,692
Non-financial	109	90	5,740	2,217
Insurance and other financial institutions	5,008	5,637	442,417	375,959
Total by industry of counterparty	$9,789	$10,129	$612,770	$543,607
By instrument
Credit default swaps and options	$9,254	$9,254	$599,633	$538,426
Total return swaps and other	535	875	13,137	5,181
Total by instrument	$9,789	$10,129	$612,770	$543,607
By rating of reference entity
Investment grade	$4,136	$4,037	$478,643	$418,147
Non-investment grade	5,653	6,092	134,127	125,460
Total by rating of reference entity	$9,789	$10,129	$612,770	$543,607
By maturity
Within 1 year	$914	$1,355	$134,080	$125,464
From 1 to 5 years	6,022	5,991	421,682	374,376
After 5 years	2,853	2,783	57,008	43,767
Total by maturity	$9,789	$10,129	$612,770	$543,607

(1)The fair value amount receivable is composed of $3,514 million under protection purchased and $6,275 million under protection sold.
(2)The fair value amount payable is composed of $7,037 million under protection purchased and $3,092 million under protection sold.